Basis of Presentation and General Information - Additional Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares
Basis Of Presentation and General Information (Abstract)
Immaterial reclassification to correct prior period presentation	Immaterial reclassification to correct prior period presentation: The reclassification reflects the value of the conversion of 350,000 class B units into common units during the six month period ended June 30, 2014 which were not reflected in the unaudited condensed consolidated statement of changes in partners' capital for the six month period ended June 30, 2014. This error was identified prior to December 31, 2014 and correctly presented in the Partnership's Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2014 (the "Consolidated Financial Statements for the year ended December 31, 2014"). Total partners' capital remained unchanged as the reclassification impacted only the Partnership's Limited Partners - Common and the Partnership's Limited Partners - Preferred, and no other financial statement line items were impacted by these reclassifications. This reclassification resulted in an increase of $2,787 to the Partnership's Limited Partners-Common and a decrease of $2,787 to the company's Limited Partners-Preferred.
Property Plant And Equipment
Number of vessels	33
Suezmax Crude Oil Tankers
Property Plant And Equipment
Number of vessels	4
Medium Range Tankers
Property Plant And Equipment
Number of vessels	20
Post Panamax Container Carrier Vessels
Property Plant And Equipment
Number of vessels	8
Capesize Bulk Carrier
Property Plant And Equipment
Number of vessels	1
Limited Partners Common
Conversion of Partnership's units	$ 7,900	$ 2,787
Limited Partners Preferred
Conversion of Partnership's units	$ (10,642)	$ (2,787)
Class B Convertible Preferred Units
Number of Class B convertible preferred units converted to common units | shares	1,240,404	350,000